Subsequent event	12 Months Ended
Dec. 31, 2020
Subsequent event
Subsequent event

39          Subsequent event

In October 2020, the Group entered into an agreement to acquire 95% of equity interest of Beijing Aomei Yixin Investment Consultant Co.,  Ltd. ("Beijing Aomei Yixin”) with consideration of RMB11.5 million. The transaction has been completed in January 2021 and Beijing Aomei Yixin becomes a subsidiary of the Company since then.